Organization and Basis of Presentation - Additional Information (Detail)		3 Months Ended												9 Months Ended		12 Months Ended
	Jan. 03, 2017 shares	Sep. 30, 2017 USD ($) Unit Property $ / shares shares	Jun. 30, 2017 USD ($)	Dec. 31, 2016 USD ($) Unit Property $ / shares shares		Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares		Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Sep. 30, 2017 USD ($) Unit Property $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) Unit Property $ / shares shares		Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($) $ / shares		Oct. 24, 2016 $ / shares shares	May 04, 2016 USD ($) $ / shares shares	Feb. 26, 2016 Entity
Related Party Transaction [Line Items]
Number of spin-offs | Entity																								3
Common stock issued | shares		99,088,973		98,802,597					0					99,088,973		98,802,597		0
Common stock, par value per share | $ / shares		$ 0.01		$ 0.01					$ 0.01					$ 0.01		$ 0.01		$ 0.01
Common stock, value		$ 1,000,000		$ 1,000,000	[1]				$ 0	[1]				$ 1,000,000		$ 1,000,000	[1]	$ 0	[1]
Stock split, share | shares	98,802,597
Stock split, conversion ratio	0.1
Number of timeshare properties | Property		48		47										48		47
Number of units in timeshare properties | Unit		8,101		7,657										8,101		7,657
Costs related to agreements with related parties		$ 39,000,000				$ 46,000,000								$ 137,000,000	$ 150,000,000
Advanced deposits		102,000,000		$ 103,000,000					96,000,000					102,000,000		$ 103,000,000		96,000,000
Sales, marketing, brand and other fees		127,000,000				136,000,000								401,000,000	382,000,000	499,000,000		457,000,000		$ 300,000,000
Accounts payable, accrued expenses and other		324,000,000		231,000,000					208,000,000					324,000,000		231,000,000		208,000,000
Net income(loss)		$ 42,700,978		$ 38,000,000		$ 34,597,597	$ 47,000,000	$ 48,000,000	$ 49,000,000		$ 51,000,000	$ 40,000,000	$ 34,000,000	143,742,500	$ 129,727,071	$ 168,000,000	[2]	$ 174,000,000		$ 167,000,000
Earnings per share, Basic (in dollars per share) | $ / shares				$ 0.38		$ 0.35	$ 0.48	$ 0.48	$ 0.49		$ 0.52	$ 0.40	$ 0.34			$ 1.70	[3]	$ 1.76	[3]	$ 1.69	[3]
Minimum
Related Party Transaction [Line Items]
Variable interest entity, ownership percentage																50.00%
Park Hotels & Resorts Inc
Related Party Transaction [Line Items]
Common stock issued | shares																						1	100
Common stock, par value per share | $ / shares																						$ 0.01	$ 0.01
Common stock, value																							$ 1.00
Changed in Estimate of Expected Redemption of Expired Prepaid Discounted Vacation Packages
Related Party Transaction [Line Items]
Advanced deposits			$ 11,000,000
Sales, marketing, brand and other fees			10,000,000
Accounts payable, accrued expenses and other			$ 1,000,000
Net income(loss)														$ 10,000,000
Earnings per share, Basic (in dollars per share) | $ / shares														$ 0.10

[1]	Common stock issued and outstanding have been adjusted to reflect the stock split that occurred on January 3, 2017. See Note 1: Organization for further discussion.
[2]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.
[3]	Basic and diluted earnings per share was calculated based on shares distributed to Hilton Grand Vacations' shareholders on January 3, 2017. See Note 16: Earnings Per Share for further discussion.